Contingent Liabilities and Commitments (Details Textual) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Aug. 31, 2017	Mar. 31, 2015	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Accrued payments			$ 250
Lease expenses			58	$ 54
Payment of award expenses			14
Personal damages			21
Damages claims			$ 36,000
Top of range [Member]
Statement Line Items [Line Items]
Percentage of net sales			3.00%
Bottom of range [Member]
Statement Line Items [Line Items]
Percentage of net sales			2.00%
NIS [Member]
Statement Line Items [Line Items]
Payment of award expenses			$ 50
Personal damages			73
Damages claims			125,000
Euro [Member]
Statement Line Items [Line Items]
Concession commission			25
Annual royalties			10
Total royalties			$ 850
Patent agreement, description			The patent under the agreement, as follows: (i) € 50 upon initiation of Phase I studies; (ii) € 100 upon initiation of Phase II studies; (iii) € 200 upon initiation of Phase III studies; and (iv) € 500 upon marketing approval by any regulatory authority.
Royalty payments, percentage			10.00%
Chong Kun Dang [Member]
Statement Line Items [Line Items]
Upfront payments	$ 500			500
Upfront payments, additional				$ 2,500
Royalty payments, percentage				23.00%
Cipher [Member]
Statement Line Items [Line Items]
Upfront payments		$ 1,292
Royalty payments, percentage		16.50%
Cipher [Member] | Canadian Dollar [Member]
Statement Line Items [Line Items]
Upfront payments		$ 1,650
Upfront payments, additional		$ 2,000